Inventories - Schedule of Inventory Reserve (Details) - Inventories [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventory Reserve [Line Items]
Balance at beginning of year	¥ 10,920	¥ 10,233
Additional charge	9,841	688
Foreign currency translation difference	15	(1)
Balance at the end of year	¥ 20,776	¥ 10,920